SHAREHOLDERS' EQUITY (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of classes of share capital [abstract]
Share Capital
Subscribed and
paid-in
capital is R$32,538,937 (R$32,038,471 in 2018), represented by the following shares, without par value:

	Number of shares (in thousands)
	2019	2018
Total capital in shares
Common shares	5,796,478	2,298,247
Preferred shares	157,727	157,727
Total	5,954,205	2,455,974
Treasury shares
Common shares	30	32,030
Preferred shares	1,812	1,812
Total	1,842	33,842
Outstanding shares
Common shares	5,796,448	2,266,217
Preferred shares	155,915	155,915
Total outstanding shares	5,952,363	2,422,132

Summary of Calculations of Basic and Diluted Loss Per Share
The table below shows the calculations of basic and diluted earnings per share:

	2019	2018	2017
Profit (loss) attributable to owners of the Company	(9,000,434)	24,591,140	(6,365,019)
Profit (loss) allocated to common shares - basic and diluted	(8,764,803)	22,036,074	(4,896,241)
Profit (loss) allocated to preferred shares – basic and diluted	(235,631)	2,555,066	(1,468,778)
Weighted average number of outstanding shares (in thousands of shares)
Common shares - basic and diluted	5,788,447	1,344,686	519,752
Preferred shares - basic and diluted	155,615	155,915	155,915
Profit (loss) per share (in reais):
Common shares - basic and diluted	(1.51)	16.39	(9.42)
Preferred shares - basic and diluted	(1.51)	16.39	(9.42)